Short-term Borrowings	12 Months Ended
Dec. 31, 2012
SHORT-TERM BORROWINGS [Abstract]
Short-term Borrowings
14.	SHORT-TERM BORROWINGS

Short-term borrowings as of December 31, 2011 and 2012 are as follows:

	December 31, 2011	December 31, 2012
	RMB	RMB
Borrowing from China Merchant Bank	829,829	—
Borrowing from Shanghai Pudong Development Bank	8,689	—
Borrowing from Pingan Bank	19,000	—
Borrowing from China Minsheng Bank	—	980,538
Borrowing from Industrial and Commercial Bank of China	—	251,420
Borrowing from Citi Bank	—	250,337
Borrowing from others	1,331	92
Total short-term borrowings	858,849	1,482,387

In February 2012, the Group obtained a borrowing of US$156.0 million (equivalent to RMB980.5 million), which is repayable in February 2013, from China Minsheng Bank. The borrowing carried an interest rate of 6.0% per annum and was collateralized by a pledge of short term investments of RMB983.8 million with interest rate ranging from 5.46% to 6.94% per annum. The Group repaid the loan in February 2013.

In June 2012, the Group obtained a borrowing of US$40.0 million (equivalent to RMB251.4 million), which is repayable no later than August 2013, from Industrial and Commercial Bank of China. The borrowing carried an interest rate of 2.90% per annum and was collateralized by a pledge of short term investments of RMB260.0 million with an interest rate of 5% per annum.

In October 2012, the Group obtained a borrowing of KRW42,800.0 million (equivalent to RMB250.3 million), which is repayable in June 2013, from Citi Bank. The borrowing carried an interest rate of 3.7% per annum and was collateralized by a pledge of short term investments of KRW47,500 million (equivalent to RMB277.8 million) with interest rates ranging from 3.37% to 4.33% per annum.

The movement of short-term borrowings during the years ended December 31, 2011 and 2012 are as follows:

	For the Years Ended December 31,
	2011	2012
	RMB	RMB
Balance at beginning of year	—	858,849
Add: Current year additions	876,850	2,848,106
Current year additions from acquisition	2,421	—
Less: Current year repayment	(1,090)	(2,235,891)
Foreign currency translation	(19,332)	11,323
Balance at end of year	858,849	1,482,387

Weighted average borrowings were RMB424.4 million and RMB2,388.5 million for 2011 and 2012, respectively.